Schedule of Investments (unaudited)
July 31, 2025
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.7%
Alexander & Baldwin, Inc.	193,063	$ 3,471,273
Alpine Income Property Trust, Inc.	33,877	475,972
American Assets Trust, Inc.	138,164	2,629,261
Armada Hoffler Properties, Inc.	215,449	1,471,516
Broadstone Net Lease, Inc.	503,049	8,169,516
CTO Realty Growth, Inc.	80,571	1,330,227
Essential Properties Realty Trust, Inc.	526,918	16,065,730
Gladstone Commercial Corp.	120,972	1,590,782
Global Net Lease, Inc.	523,583	3,659,845
NexPoint Diversified Real Estate Trust	94,597	415,281
One Liberty Properties, Inc.	48,620	1,088,115
WP Carey, Inc.	580,499	37,244,816
		77,612,334
Health Care REITs — 17.5%
Alexandria Real Estate Equities, Inc.	459,369	35,109,573
American Healthcare REIT, Inc.	422,224	16,314,735
CareTrust REIT, Inc.	501,057	15,933,613
Community Healthcare Trust, Inc.	73,534	1,130,218
Diversified Healthcare Trust	587,905	1,922,449
Global Medical REIT, Inc.	168,632	1,126,462
Healthcare Realty Trust, Inc.	877,847	13,483,730
Healthpeak Properties, Inc.	1,856,460	31,448,432
LTC Properties, Inc.	120,739	4,109,956
Medical Properties Trust, Inc.(a)	1,341,094	5,525,307
National Health Investors, Inc.	122,511	8,558,618
Omega Healthcare Investors, Inc.	769,090	29,917,601
Sabra Health Care REIT, Inc.	631,018	11,377,255
Sila Realty Trust, Inc.	147,943	3,615,727
Universal Health Realty Income Trust	34,541	1,339,845
Ventas, Inc.	1,168,517	78,500,972
Welltower, Inc.	1,526,907	252,046,538
		511,461,031
Hotel & Resort REITs — 2.7%
Apple Hospitality REIT, Inc.	593,690	6,975,858
Braemar Hotels & Resorts, Inc.	158,804	349,369
Chatham Lodging Trust	123,903	845,018
DiamondRock Hospitality Co.	553,549	4,273,398
Host Hotels & Resorts, Inc.	1,836,559	28,870,707
Park Hotels & Resorts, Inc.	527,076	5,618,630
Pebblebrook Hotel Trust	312,828	3,137,665
RLJ Lodging Trust	394,162	2,916,799
Ryman Hospitality Properties, Inc.	156,051	14,834,208
Service Properties Trust	410,271	1,079,013
Summit Hotel Properties, Inc.	290,013	1,513,868
Sunstone Hotel Investors, Inc.	510,972	4,471,005
Xenia Hotels & Resorts, Inc.	269,907	3,430,518
		78,316,056
Industrial REITs — 12.2%
Americold Realty Trust, Inc.	764,211	12,288,513
EastGroup Properties, Inc.	139,615	22,790,753
First Industrial Realty Trust, Inc.	342,858	16,704,042
Industrial Logistics Properties Trust	142,735	759,350
Innovative Industrial Properties, Inc.	74,026	3,827,144
Lineage, Inc.(a)	189,640	8,182,966
LXP Industrial Trust	774,582	6,010,756
Plymouth Industrial REIT, Inc.	108,463	1,574,883
Prologis, Inc.	2,162,543	230,916,342
Rexford Industrial Realty, Inc.	634,710	23,185,956
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	500,031	$ 17,166,064
Terreno Realty Corp.	271,268	15,052,661
		358,459,430
Office REITs — 4.3%
Brandywine Realty Trust	461,810	1,847,240
BXP, Inc.	424,191	27,754,817
City Office REIT, Inc.	108,371	752,095
COPT Defense Properties	302,075	8,240,606
Cousins Properties, Inc.	447,664	12,131,694
Douglas Emmett, Inc.	375,321	5,689,866
Easterly Government Properties, Inc.	105,438	2,319,636
Empire State Realty Trust, Inc., Class A	367,625	2,661,605
Highwoods Properties, Inc.	284,489	8,253,026
Hudson Pacific Properties, Inc.	853,848	2,091,928
JBG SMITH Properties	197,047	4,173,456
Kilroy Realty Corp.	314,087	11,577,247
NET Lease Office Properties(a)(b)	40,083	1,330,355
Orion Properties, Inc.	141,941	371,885
Paramount Group, Inc.(b)	497,265	3,043,262
Peakstone Realty Trust, Class E	98,589	1,340,810
Piedmont Realty Trust, Inc., Class A	331,104	2,503,146
Postal Realty Trust, Inc., Class A	59,609	817,239
SL Green Realty Corp.	190,921	10,930,227
Vornado Realty Trust	472,392	18,149,301
		125,979,441
Residential REITs — 16.1%
American Homes 4 Rent, Class A	915,033	31,742,495
Apartment Investment & Management Co., Class A	351,660	2,957,460
AvalonBay Communities, Inc.	380,878	70,949,954
BRT Apartments Corp.	29,098	423,376
Camden Property Trust	287,846	31,432,783
Centerspace	44,774	2,437,049
Elme Communities	234,663	3,538,718
Equity LifeStyle Properties, Inc.	507,663	30,419,167
Equity Residential	1,014,376	64,108,563
Essex Property Trust, Inc.	170,687	44,409,344
Independence Realty Trust, Inc.	616,607	10,340,499
Invitation Homes, Inc.	1,638,694	50,225,971
Mid-America Apartment Communities, Inc.	311,623	44,384,464
NexPoint Residential Trust, Inc.	59,614	1,858,764
Sun Communities, Inc.	338,387	41,970,140
UDR, Inc.	884,775	34,762,810
UMH Properties, Inc.	207,543	3,378,800
Veris Residential, Inc.	209,945	2,956,026
		472,296,383
Retail REITs — 16.9%
Acadia Realty Trust	350,650	6,564,168
Agree Realty Corp.	289,920	20,787,264
Alexander’s, Inc.	5,780	1,451,878
Brixmor Property Group, Inc.	815,356	21,305,252
CBL & Associates Properties, Inc.	48,398	1,309,650
Curbline Properties Corp.	258,520	5,713,292
Federal Realty Investment Trust	227,815	20,995,431
FrontView REIT, Inc.	47,345	557,251
Getty Realty Corp.	137,827	3,830,212
InvenTrust Properties Corp.	207,302	5,715,316
Kimco Realty Corp.	1,789,635	37,993,951
Kite Realty Group Trust	585,488	12,869,026
Macerich Co. (The)	672,275	11,233,715
NETSTREIT Corp.	218,308	3,979,755
NNN REIT, Inc.	500,775	20,661,977

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Phillips Edison & Co., Inc.	334,703	$ 11,309,614
Realty Income Corp.	2,191,237	122,994,133
Regency Centers Corp.	483,784	34,542,178
Saul Centers, Inc.	32,633	1,051,435
Simon Property Group, Inc.	800,574	131,126,016
SITE Centers Corp.	132,829	1,430,568
Tanger, Inc.	297,066	8,917,921
Urban Edge Properties	336,722	6,640,158
Whitestone REIT	120,942	1,474,283
		494,454,444
Specialized REITs — 27.1%
CubeSmart	606,226	23,588,254
Digital Realty Trust, Inc.	769,335	135,741,467
EPR Properties	200,047	11,010,587
Equinix, Inc.	231,260	181,578,414
Extra Space Storage, Inc.	564,225	75,809,271
Farmland Partners, Inc.	109,878	1,150,423
Four Corners Property Trust, Inc.	264,904	6,686,177
Gaming & Leisure Properties, Inc.	706,794	32,215,671
Gladstone Land Corp.	92,466	850,687
Iron Mountain, Inc.	785,762	76,501,788
Lamar Advertising Co., Class A	234,661	28,687,307
National Storage Affiliates Trust	189,196	5,573,714
Outfront Media, Inc.	370,316	6,491,640
Public Storage	410,380	111,598,737
Safehold, Inc.	150,182	2,101,046
Smartstop Self Storage REIT, Inc.	75,195	2,547,607
VICI Properties, Inc.	2,828,560	92,211,056
		794,343,846
Security	Shares	Value
Unknown SOI_Real Estate Sub type — 0.3%
Millrose Properties, Inc., Class A	321,253	$ 9,634,378
Total Long-Term Investments — 99.8% (Cost: $3,067,783,165)		2,922,557,343
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	424,697	424,867
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	4,177,312	4,177,312
Total Short-Term Securities — 0.2% (Cost: $4,602,076)		4,602,179
Total Investments — 100.0% (Cost: $3,072,385,241)		2,927,159,522
Other Assets Less Liabilities — 0.0%		552,423
Net Assets — 100.0%		$ 2,927,711,945

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,873,641	$ —	$ (5,448,778)(a)	$ 34	$ (30)	$ 424,867	424,697	$ 1,136 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,262,548	—	(1,085,236)(a)	—	—	4,177,312	4,177,312	70,760	—
				$ 34	$ (30)	$ 4,602,179		$ 71,896	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core U.S. REIT ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	149	09/19/25	$ 5,392	$ (2,899)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,922,557,343	$ —	$ —	$ 2,922,557,343
Short-Term Securities
Money Market Funds	4,602,179	—	—	4,602,179
	$ 2,927,159,522	$ —	$ —	$ 2,927,159,522
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (2,899)	$ —	$ —	$ (2,899)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust